Consolidated balance sheet - CAD ($) $ in Millions	Jan. 31, 2024		Oct. 31, 2023
ASSETS
Cash and non-interest-bearing deposits with banks	$ 8,910	[1]	$ 20,816	[2]
Interest-bearing deposits with banks	37,610		34,902	[2]
Securities (Note 5)	228,237		211,348	[2]
Cash collateral on securities borrowed	19,763		14,651	[2]
Securities purchased under resale agreements	72,695		80,184	[2]
Loans (Note 6)
Residential mortgages	274,478		274,244	[2]
Personal	45,460		45,587	[2]
Credit card	18,617		18,538	[2]
Business and government	194,904		194,870	[2]
Allowance for credit losses	(4,020)		(3,902)	[2]
Total loans	529,439		529,337	[2]
Other
Derivative instruments	24,634		33,243	[2]
Customers' liability under acceptances	9,856		10,816	[2]
Property and equipment	3,274		3,251	[2]
Goodwill	5,292		5,425	[2]
Software and other intangible assets	2,742		2,742	[2]
Investments in equity-accounted associates and joint ventures	670		669	[2]
Deferred tax assets	590		647	[2]
Other assets	27,955		27,659	[2]
Other miscellaneous assets	75,013		84,452	[2]
Total assets	971,667		975,690	[2]
Deposits (Note 7)
Personal	243,322		239,035	[2]
Business and government	408,211		412,561	[2]
Bank	23,098		22,296	[2]
Secured borrowings	49,914		49,484	[2]
Deposits	724,545		723,376	[2]
Obligations related to securities sold short	20,138		18,666	[2]
Cash collateral on securities lent	7,591		8,081	[2]
Obligations related to securities sold under repurchase agreements	89,610		87,118	[2]
Other
Derivative instruments	32,687		41,290	[2]
Acceptances	9,910		10,820	[2]
Deferred tax liabilities	38		40	[2]
Other liabilities	24,979		26,653	[2]
Other miscellaneous liabilities	67,614		78,803	[2]
Subordinated indebtedness (Note 8)	7,843		6,483	[2]
Equity
Contributed surplus	108		109	[2]
Retained earnings	31,162		30,352	[2]
Accumulated other comprehensive income (AOCI)	1,449		1,463	[2]
Total shareholders' equity	54,091		52,931	[2]
Non-controlling interests	235		232	[2]
Total equity	54,326		53,163	[2]
Total liabilities and equities	971,667		975,690	[2]
Preferred shares and other equity instruments [member]
Equity
Issued shares (Note 9)	4,925		4,925	[2]
Total equity	4,925		4,925
Common shares [member]
Equity
Issued shares (Note 9)	16,447		16,082	[2]
Total equity	$ 16,447		$ 16,082

[1]	Includes restricted cash of $498 million (January 31, 2023: $485 million) and interest-bearing demand deposits with Bank of Canada.
[2]	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.